DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.0%
	EQUITY - 34.2%
131,253	Donoghue Forlines Innovation ETF(a),(b)	$ 4,411,440
155,462	Donoghue Forlines Yield Enhanced Real Asset ETF(b)	4,902,121
		9,313,561
	FIXED INCOME - 42.8%
33,923	JPMorgan Ultra-Short Income ETF(a)	1,721,253
72,846	SPDR Blackstone Senior Loan ETF	3,042,049
18,704	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	1,717,214
216,011	SPDR Portfolio High Yield Bond ETF(a)	5,195,064
		11,675,580

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,655,721)	20,989,141

	OPEN END FUNDS — 21.0%
	EQUITY - 15.4%
440,954	Donoghue Forlines Dividend Fund, Class I(b)	4,202,291

	FIXED INCOME - 5.6%
157,550	BlackRock Floating Rate Income Portfolio, Institutional Class	1,523,514

	TOTAL OPEN END FUNDS (Cost $5,448,152)	5,725,805

	SHORT-TERM INVESTMENTS — 30.8%
	COLLATERAL FOR SECURITIES LOANED - 28.7%
7,823,454	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $7,823,454)(c),(d)	7,823,454

	MONEY MARKET FUNDS - 2.1%
579,755	Fidelity Investments Money Market Government Portfolio, Class I, 4.83% (Cost $579,755)(d)	579,755

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,403,209)	8,403,209

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Fair Value
TOTAL INVESTMENTS - 128.8% (Cost $32,507,082)	$ 35,118,155
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.8)%	(7,851,595)
NET ASSETS - 100.0%	$ 27,266,560

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024, was $7,618,446.
(b)	Affiliated Company.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $7,823,454 at September 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.7%
	FIXED INCOME - 86.7%
417,403	JPMorgan Ultra-Short Income ETF(a)	$ 21,179,028
69,473	SPDR Blackstone Senior Loan ETF(a)	2,901,192
230,307	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	21,144,486
452,641	SPDR Portfolio High Yield Bond ETF(a)	10,886,016
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,573,489)	56,110,722

	OPEN END FUNDS — 12.2%
	FIXED INCOME - 12.2%
450,395	BlackRock Floating Rate Income Portfolio, Institutional Class	4,355,317
470,779	John Hancock Floating Rate Income Fund, Class I	3,601,769
	TOTAL OPEN END FUNDS (Cost $7,897,771)	7,957,086

	SHORT-TERM INVESTMENTS — 29.9%
	COLLATERAL FOR SECURITIES LOANED - 28.8%
18,621,709	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $18,621,709)(b),(c)	18,621,709

	MONEY MARKET FUNDS - 1.1%
692,784	Fidelity Investments Money Market Government Portfolio, Class I, 4.83% (Cost $692,784)(c)	692,784

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,314,493)	19,314,493

	TOTAL INVESTMENTS - 128.8% (Cost $82,785,753)	$ 83,382,301
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.8)%	(18,655,623)
	NET ASSETS - 100.0%	$ 64,726,678

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024, was $18,144,536.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $18,621,709 at September 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 1.9%
16,133	Carter's, Inc.(a)	$ 1,048,322

	ASSET MANAGEMENT - 4.1%
2,365	Ameriprise Financial, Inc.(a)	1,111,101
10,026	T Rowe Price Group, Inc.(a)	1,092,132
		2,203,233
	BEVERAGES - 1.9%
6,150	PepsiCo, Inc.	1,045,807

	BIOTECH & PHARMA - 9.6%
3,185	Amgen, Inc.	1,026,239
13,458	Gilead Sciences, Inc.	1,128,320
6,410	Johnson & Johnson	1,038,805
36,622	Royalty Pharma PLC, Class A	1,036,036
88,009	Viatris, Inc.	1,021,784
		5,251,184
	CHEMICALS - 1.9%
10,771	LyondellBasell Industries N.V., Class A	1,032,939

	CONTAINERS & PACKAGING - 4.0%
92,932	Amcor PLC	1,052,920
30,419	Sealed Air Corporation	1,104,209
		2,157,129
	DIVERSIFIED INDUSTRIALS - 4.0%
5,113	Honeywell International, Inc.	1,056,908
4,199	Illinois Tool Works, Inc.	1,100,433
		2,157,341
	ELECTRIC UTILITIES - 4.2%
36,711	Clearway Energy, Inc., Class C	1,126,293
12,506	NRG Energy, Inc.	1,139,297
		2,265,590
	FOOD - 1.9%
5,507	Hershey Company (The)(a)	1,056,132

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.8%
2,946	Cigna Group (The)(a)	$ 1,020,612
52,192	Premier, Inc., Class A(a)	1,043,840
		2,064,452
	INDUSTRIAL SUPPORT SERVICES - 2.0%
15,570	Fastenal Company(a)	1,112,009

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
4,928	CME Group, Inc.	1,087,363

	INSURANCE - 3.9%
7,956	American Financial Group, Inc.	1,070,878
33,120	Lincoln National Corporation	1,043,611
		2,114,489
	LEISURE FACILITIES & SERVICES - 4.1%
6,722	Darden Restaurants, Inc.(a)	1,103,282
62,834	Wendy's Company (The)(a)	1,100,852
		2,204,134
	MACHINERY - 2.1%
2,986	Caterpillar, Inc.	1,167,884

	MEDICAL EQUIPMENT & DEVICES - 2.0%
9,386	Abbott Laboratories	1,070,098

	OIL & GAS PRODUCERS - 7.4%
71,496	Antero Midstream Corporation	1,076,015
23,742	Devon Energy Corporation	928,787
7,246	Valero Energy Corporation	978,427
23,228	Williams Companies, Inc. (The)	1,060,358
		4,043,587
	RETAIL - CONSUMER STAPLES - 2.0%
6,921	Target Corporation	1,078,707

	RETAIL - DISCRETIONARY - 6.0%
10,589	Best Buy Company, Inc.	1,093,844

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 6.0% (Continued)
5,168	Ferguson Enterprises, Inc.(a)	$ 1,026,210
54,830	Kohl's Corporation(a)	1,156,912
		3,276,966
	RETAIL REIT - 2.0%
6,353	Simon Property Group, Inc.	1,073,784

	SEMICONDUCTORS - 5.6%
12,940	Microchip Technology, Inc.	1,038,953
6,087	QUALCOMM, Inc.	1,035,094
9,701	Skyworks Solutions, Inc.	958,168
		3,032,215
	SPECIALTY FINANCE - 7.8%
4,110	American Express Company	1,114,633
7,236	Capital One Financial Corporation(a)	1,083,446
21,517	OneMain Holdings, Inc.(a)	1,012,805
21,153	Synchrony Financial	1,055,112
		4,265,996
	SPECIALTY REITS - 2.1%
8,452	Lamar Advertising Company, Class A(a)	1,129,187

	TECHNOLOGY HARDWARE - 2.1%
21,036	Cisco Systems, Inc.	1,119,536

	TECHNOLOGY SERVICES - 6.1%
4,995	Broadridge Financial Solutions, Inc.	1,074,075
5,260	International Business Machines Corporation(a)	1,162,880
8,103	Paychex, Inc.(a)	1,087,342
		3,324,297
	TELECOMMUNICATIONS - 2.1%
25,446	Verizon Communications, Inc.(a)	1,142,780

	TRANSPORTATION & LOGISTICS - 1.9%
4,151	Union Pacific Corporation	1,023,138

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TOTAL COMMON STOCKS (Cost $50,237,792)	$ 53,548,299

	SHORT-TERM INVESTMENTS — 28.2%
	MONEY MARKET FUNDS - 1.6%
730,369	Dreyfus Treasury Securities Cash Management, Institutional Class, 4.88%(b)	730,369
131,589	Fidelity Investments Money Market Government Portfolio, Class I, 4.83%(b)	131,589
	TOTAL MONEY MARKET FUNDS (Cost $861,958)	861,958

	COLLATERAL FOR SECURITIES LOANED - 26.6%
14,497,899	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $14,497,899)(b),(c)	14,497,899

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,359,857)	15,359,857

	TOTAL INVESTMENTS - 126.7% (Cost $65,597,649)	$ 68,908,156
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.7)%	(14,524,133)
	NET ASSETS - 100.0%	$ 54,384,023

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024, was $14,125,515.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $14,497,899 at September 30, 2024.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	ASSET MANAGEMENT - 2.0%
437	Ameriprise Financial, Inc.(a)	$ 205,307

	BANKING - 1.8%
13,128	NU Holdings Ltd./Cayman Islands, Class A(b)	179,197

	BEVERAGES - 1.9%
2,712	Coca-Cola Company (The)	194,884

	BIOTECH & PHARMA - 3.8%
589	Amgen, Inc.	189,782
541	United Therapeutics Corporation(b)	193,867
		383,649
	CONSTRUCTION MATERIALS - 2.1%
464	Carlisle Companies, Inc.	208,684

	ELECTRIC UTILITIES - 2.1%
2,312	NRG Energy, Inc.	210,623

	ELECTRICAL EQUIPMENT - 8.3%
2,914	Amphenol Corporation, Class A	189,876
333	Lennox International, Inc.	201,229
543	Trane Technologies PLC	211,080
2,367	Vertiv Holdings Company	235,493
		837,678
	FOOD - 1.9%
4,219	Pilgrim's Pride Corporation(a),(b)	194,285

	HEALTH CARE FACILITIES & SERVICES - 5.9%
1,302	DaVita, Inc.(b)	213,438
553	Medpace Holdings, Inc.(b)	184,591
1,185	Tenet Healthcare Corporation(b)	196,947
		594,976

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.1%
200	WW Grainger, Inc.	$ 207,762

	INSURANCE - 5.8%
1,781	Aflac, Inc.	199,116
1,738	Arch Capital Group Ltd.(b)	194,447
779	Progressive Corporation (The)	197,679
		591,242
	INTERNET MEDIA & SERVICES - 6.2%
377	Meta Platforms, Inc., Class A	215,809
280	Netflix, Inc.(b)	198,596
573	Spotify Technology S.A.(b)	211,168
		625,573
	LEISURE FACILITIES & SERVICES - 1.6%
1,790	Light & Wonder, Inc.(b)	162,407

	MEDICAL EQUIPMENT & DEVICES - 1.9%
802	ResMed, Inc.(a)	195,784

	OIL & GAS PRODUCERS - 5.7%
13,216	Antero Midstream Corporation	198,901
378	Murphy USA, Inc.	186,305
4,294	Williams Companies, Inc. (The)(a)	196,021
		581,227
	RETAIL - CONSUMER STAPLES - 2.0%
2,545	Walmart, Inc.	205,509

	RETAIL - DISCRETIONARY - 5.6%
733	Burlington Stores, Inc.(a),(b)	193,131
829	Dick's Sporting Goods, Inc.(a)	173,012
1,676	TJX Companies, Inc. (The)	196,997
		563,140
	RETAIL REIT - 2.0%
1,174	Simon Property Group, Inc.	198,429

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SEMICONDUCTORS - 11.3%
1,207	Broadcom, Inc.	$ 208,209
1,349	Cirrus Logic, Inc.(b)	167,559
240	KLA Corporation	185,858
210	Monolithic Power Systems, Inc.	194,145
1,646	NVIDIA Corporation(a)	199,890
1,125	QUALCOMM, Inc.	191,306
		1,146,967
	SOFTWARE - 7.8%
709	Crowdstrike Holdings, Inc., Class A(b)	198,853
542	Palo Alto Networks, Inc.(b)	185,256
2,773	Pegasystems, Inc.	202,679
230	ServiceNow, Inc.(b)	205,709
		792,497
	SPECIALTY FINANCE - 4.0%
760	American Express Company	206,112
3,910	Synchrony Financial	195,031
		401,143
	TECHNOLOGY HARDWARE - 4.0%
556	Arista Networks, Inc.(b)	213,404
1,072	Garmin Ltd.(a)	188,704
		402,108
	TECHNOLOGY SERVICES - 6.1%
972	International Business Machines Corporation	214,890
403	Moody's Corporation	191,260
2,059	Parsons Corporation(a),(b)	213,477
		619,627
	TELECOMMUNICATIONS - 2.0%
989	T-Mobile US, Inc.	204,090

	TOTAL COMMON STOCKS (Cost $8,665,456)	9,906,788

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.7%
	COLLATERAL FOR SECURITIES LOANED - 16.6%
1,682,123	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $1,682,123)(c)	$ 1,682,123

	MONEY MARKET FUNDS - 2.1%
208,790	Fidelity Investments Money Market Government Portfolio, Class I, 4.83% (Cost $208,790)(c)	208,790

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,890,913)	1,890,913

	TOTAL INVESTMENTS - 116.6% (Cost $10,556,369)	$ 11,797,701
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.6)%	(1,682,346)
	NET ASSETS - 100.0%	$ 10,115,355

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024, was $1,663,095.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $1,682,123 at September 30, 2024.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 30.6%
	FIXED INCOME - 30.6%
152,070	SPDR Blackstone Senior Loan ETF(a)	$ 6,350,443
390,929	SPDR Portfolio High Yield Bond ETF(a)	9,401,843
	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,421,332)	15,752,286

	OPEN END FUNDS — 68.6%
	FIXED INCOME - 68.6%
3,332	BlackRock Floating Rate Income Portfolio, Institutional Class	32,225
1,173,118	Eaton Vance Floating-Rate Advantaged Fund, Class I	11,719,452
4,040	John Hancock Floating Rate Income Fund, Class I	30,904
1,437,881	Lord Abbett Floating Rate Fund, Class I	11,718,734
1,500,104	Virtus Seix Floating Rate High Income Fund, Class I	11,760,822
	TOTAL OPEN END FUNDS (Cost $34,876,504)	35,262,137

	SHORT-TERM INVESTMENTS — 32.0%
	COLLATERAL FOR SECURITIES LOANED - 31.1%
16,011,569	Mount Vernon Liquid Assets Portfolio, 4.95% (Cost $16,011,569)(b),(c)	16,011,569

	MONEY MARKET FUNDS - 0.9%
459,459	Fidelity Investments Money Market Fund Government Portfolio, Class I, 4.83% (Cost $459,459)(c)	459,459

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,471,028)	16,471,028

	TOTAL INVESTMENTS – 131.2% (Cost $66,768,864)	$ 67,485,451
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.2)%	(16,068,656)
	NET ASSETS - 100.0%	$ 51,416,795

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024, was $15,591,685.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $16,011,569 at September 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.